Other long-term assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other long-term assets
12. Other long-term assets:

	December 31,
	2024	2023
Other assets	$2,583	$9,083
Prepaid capital asset deposits	242	—
Property lease deposits	65	310
Holdback receivable (note 6)	—	10,363
Other investments	290	609
Total	$3,180	$20,365
In December 2024, the Company sold its 2020 to 2022 Italian value-added tax receivables of $5,859 to an Italian bank for cash proceeds of $5,156, recognizing a loss on sale of assets of $703. The value-add tax receivables were included in Other assets in 2023.